Summary of Past Due Aging of Loan Portfolio (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Notes Receivable By Class And Aging [Line Items]
30-59 Days Past Due	$ 1,160	$ 938
60-89 Days Past Due	134	506
Greater Than 90 Days	7,767	13,799
Total Past Due	9,061	15,243
Current	188,162	191,456
Total loans	197,223	206,699
Loans > 90 Days and Accruing	342
Commercial and industrial
Notes Receivable By Class And Aging [Line Items]
30-59 Days Past Due	140
Greater Than 90 Days		39
Total Past Due	140	39
Current	24,248	26,164
Total loans	24,388	26,203
Construction
Notes Receivable By Class And Aging [Line Items]
Greater Than 90 Days		2,175
Total Past Due		2,175
Current	3,615	2,186
Total loans	3,615	4,361
Commercial
Notes Receivable By Class And Aging [Line Items]
30-59 Days Past Due	373	674
Greater Than 90 Days	3,144	4,721
Total Past Due	3,517	5,395
Current	93,071	89,118
Total loans	96,588	94,513
Residential mortgage
Notes Receivable By Class And Aging [Line Items]
30-59 Days Past Due	461	204
60-89 Days Past Due	58	43
Greater Than 90 Days	2,583	4,187
Total Past Due	3,102	4,434
Current	17,773	16,620
Total loans	20,875	21,054
Loans > 90 Days and Accruing	18
Home equity
Notes Receivable By Class And Aging [Line Items]
30-59 Days Past Due	186	60
60-89 Days Past Due	76	463
Greater Than 90 Days	2,040	2,677
Total Past Due	2,302	3,200
Current	48,142	55,976
Total loans	50,444	59,176
Loans > 90 Days and Accruing	324
Individuals loans for household and other personal expenditures
Notes Receivable By Class And Aging [Line Items]
Current	1,313	1,392
Total loans	$ 1,313	$ 1,392